Other Assets	12 Months Ended
Dec. 31, 2013
Other Assets [Abstract]
OTHER ASSETS

5. OTHER ASSETS

The principal components of the Company’s other assets are as follows:

	December 31, 2013	December 31, 2012
	(Dollars in thousands)
Loan issuance costs, net.......................................	$ 25,593	$ 18,461
Lease premiums.................................................	4,949	8,718
Other assets.......................................................	9,108	4,847

Total other assets	$ 39,650	$ 32,026

For the years ended December 31, 2013, 2012 and 2011, the Company amortized $5.1 million, $3.2 million and $6.5 million, respectively, of loan issuance cost into interest expense.